OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
OTHER PAYABLES AND ACCRUED EXPENSES
Payroll and other employee related accruals	$ 13,147	$ 9,723
Accrued expenses	7,173	6,525
Government authorities	2,331	1,525
Provision for return	1,885	2,272
Royalties provision	150	1,770
Others	6	726
Other Payables And Accrued Expenses	$ 24,692	$ 22,541